SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
23.	SEGMENT INFORMATION

The Company's products and operations are managed and reported in four reportable operating segments, consisting of the CASPI segment, the Fibers segment, the PCI segment, and the Specialty Plastics segment.

The CASPI segment manufactures resins, specialty polymers, and solvents which are integral to the production of paints and coatings, inks, adhesives, and other formulated products.  The specialty polymers product line consists of cellulose-based specialty polymers and olefin-based performance products and accounted for 20 percent, 20 percent, and 15 percent of the segment's total sales for 2011, 2010, and 2009, respectively.  The resins product line consists of hydrocarbon resins, rosin resins, and resin dispersions and accounted for approximately 35 percent of the CASPI segment's total sales for 2011, 2010, and 2009.  The solvents product line includes both specialty coalescents and ketones and commodity esters, glycol ethers, and alcohol solvents and accounted for approximately 45 percent of the CASPI segment's total sales for 2011 and 2010 and 50 percent in 2009.

The Fibers segment manufactures EstronTM acetate tow and EstrobondTM triacetin plasticizers which are used primarily in cigarette filters; EstronTM and ChromspunTM acetate yarns for use in apparel, home furnishings and industrial fabrics; acetate flake for use by other acetate tow producers; and acetyl chemicals.  Acetate tow accounted for approximately 80 percent of the Fibers segment total sales revenue in 2011, 2010, and 2009, with the remainder of sales from other product lines, including acetate yarn and acetyl chemicals products.

The PCI segment offers approximately 200 products that include intermediates based on oxo and acetyl chemistries and performance chemicals.  The PCI segment manufactures diversified products that are used in a variety of markets and industrial and consumer applications, including chemicals for agricultural intermediates, fibers, food and beverage ingredients, photographic chemicals, pharmaceutical intermediates, polymer compounding, and chemical manufacturing intermediates.  In 2011, 2010, and 2009, the PCI segment's sales revenue was approximately 70 percent, 65 percent, and 50 percent, respectively, from olefin-based and 20 percent, 20 percent, and 35 percent, respectively, from acetyl-based chemistries, and 10 percent, 15 percent, and 15 percent, respectively, from other chemicals.  Olefin-based increased as a result of recent acquisitions and growth in plasticizers product lines.

The Specialty Plastics segment's key products include engineering and specialty polymers, specialty film and sheet products, and packaging film and fiber products.  Included in these are highly specialized copolyesters, including Eastman TritanTM copolyester, and cellulosic plastics that possess unique performance properties for value-added end uses such as appliances, store fixtures and displays, building and construction, electronic packaging, medical packaging, personal care and cosmetics, performance films, tape and labels, fiber, photographic and optical film, graphic arts, and general packaging.  Eastman's specialty copolyesters product lines accounted for approximately 80 percent of the Specialty Plastics segment's 2011, 2010, and 2009 sales revenue.  Cellulosics and cellulosic plastics accounted for approximately 20 percent of the Specialty Plastics segment's 2011, 2010, and 2009 sales revenue.

Research and development and other expenses not identifiable to an operating segment are not included in segment operating results for any of the periods presented and are shown in the tables below as "other" operating losses.  The Company continues to explore and invest in R&D initiatives at a corporate level that are aligned with macro trends in sustainability, consumerism, and energy efficiency through high performance materials, advanced cellulosics, and environmentally-friendly chemistry.  These initiatives include the completion of a demonstration facility for market testing of acetylated wood, branded as Perennial WoodTM, in second half 2011 and commercial introduction in first quarter 2012 to select markets; the initial commercial introduction of the new Eastman CerfisTM technology, with anticipation that the application will be expanded nationwide by the end of 2012; and the announcement of the new EastmanTM microfiber technology.

In first quarter 2010, the Company transferred certain intermediates product lines from the discontinued Performance Polymers segment to the PCI segment to improve optimization of manufacturing assets supporting the three raw material streams that supply the Company's downstream businesses.  The revised segment composition reflects how management views and evaluates operations.  Accordingly, the amounts for sales, operating earnings, and assets have been adjusted to retrospectively apply these changes to all periods presented.

As discussed in Note 2, "Accounting Methodology Change for Pension and Other Postretirement Benefit Plans", Eastman has elected to change its method of accounting for actuarial gains and losses for its pension and OPEB plans.  The new method recognizes actuarial gains and losses in the Company's operating results in the year in which the gains and losses occur rather than amortizing them over future periods.  Historically, total pension and OPEB costs have been allocated to each segment.  In conjunction with the change in accounting principle, the service cost, which represents the benefits earned by active employees during the period, and amortization of prior service credits continue to be allocated to each segment.  Interest costs, expected return on assets, and the MTM adjustment for pension and OPEB plans actuarial gains and losses are now included in corporate expense and not allocated to segments.  Management believes this change in expense allocation will better reflect the operating results of each business.  The following tables show for each business segment the retrospective application of this expense allocation change for each period presented.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Sales by Segment
CASPI	$1,844	$1,574	$1,217
Fibers	1,279	1,142	1,032
PCI	2,860	2,083	1,398
Specialty Plastics	1,195	1,043	749

Total Sales	$7,178	$5,842	$4,396

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Operating Earnings (Loss)
CASPI (1)	$354	$312	$239
Fibers (2)	365	339	308
PCI (3)	315	244	59
Specialty Plastics (4)	125	103	24
Total Operating Earnings by Segment	1,159	998	630
Other (5)(6)	(222)	(154)	(354)

Total Operating Earnings	$937	$844	$276

(1)	CASPI includes $6 million and $3 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(2)	Fibers includes $3 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(3)	PCI includes $7 million, $7 million, and $6 million in 2011, 2010, and 2009, respectively, in restructuring charges related to severance.
(4)	Specialty Plastics includes $5 million and $4 million in 2010 and 2009, respectively, in restructuring charges related to severance.
(5)
Other includes a $15 million gain in 2011 from the sale of the previously impaired methanol and ammonia assets related to the terminated Beaumont, Texas industrial gasification project as well as $8 million and $179 million in 2010 and 2009, respectively, in asset impairments and restructuring charges, net, related to the discontinued industrial gasification project in Beaumont, Texas.

(6)	Other includes MTM pension and OPEB adjustments for actuarial net losses of $144 million, $53 million, and $91 million in 2011, 2010, and 2009, respectively.

	December 31,
(Dollars in millions)	2011	2010	2009
Assets by Segment (1)
CASPI	$1,373	$1,280	$1,113
Fibers	921	874	726
Performance Polymers (2)	--	--	575
PCI	1,471	1,235	844
Specialty Plastics	1,194	1,017	910
Total Assets by Segment	4,959	4,406	4,168
Corporate Assets (3)	1,225	966	1,347
Assets Held for Sale (2)	--	614	--
Total Assets	$6,184	$5,986	$5,515

(1)	The chief operating decision maker holds segment management accountable for accounts receivable, inventory, fixed assets, goodwill, and intangible assets.
(2)
The Performance Polymers assets were classified as assets held for sale as of December 31, 2010, as a result of the definitive agreement with DAK Americas, LLC, to sell and subsequent sale in first quarter 2011 of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale".

(3)	For more information regarding the impairment of Beaumont, Texas industrial gasification project, see Note 19 "Asset Impairments and Restructuring Charges (Gains), Net".

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Depreciation Expense by Segment
CASPI	$60	$56	$56
Fibers	65	59	59
PCI	72	60	57
Specialty Plastics	62	61	53
Total Depreciation Expense by Segment	259	236	225
Other	2	2	2

Total Depreciation Expense	$261	$238	$227

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Capital Expenditures by Segment
CASPI	$74	$39	$42
Fibers	51	39	29
PCI	107	61	49
Specialty Plastics	193	73	125
Total Capital Expenditures by Segment	425	212	245
Other (1)	32	31	65

Total Capital Expenditures	$457	$243	$310

(1)
Other includes $24 million and $27 million, for 2010 and 2009, respectively, of capital expenditures in the discontinued Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale."

Sales are attributed to geographic areas based on customer location; long-lived assets are attributed to geographic areas based on asset location.

	For years ended December 31,
(Dollars in millions)	2011	2010	2009
Geographic Information
Sales
United States	$3,662	$2,826	$2,189
All foreign countries	3,516	3,016	2,207
Total	$7,178	$5,842	$4,396

	December 31,
	2011	2010	2009
Long-Lived Assets, Net
United States (1)	$2,687	$2,790	$2,789
All foreign countries	420	429	321
Total	$3,107	$3,219	$3,110

(1)
The Performance Polymers assets were classified as assets held for sale as of December 31, 2010, as a result of the definitive agreement with DAK Americas, LLC, to sell and subsequent sale in first quarter 2011 of the PET business, related assets at the Columbia, South Carolina site, and technology of its Performance Polymers segment.  For more information regarding assets held for sale, see Note 4, "Discontinued Operations and Assets Held for Sale".